Property, Plant and Equipment	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	December 31, 2024	June 30, 2024
	RM	RM
Cost

As of July 1	158,400,231	128,400,231
Additions	-	30,000,000
Disposal / Written-off	(20,231)	-
As of December 31/ June 30	158,380,000	158,400,231

Accumulated depreciation

As of July 1	(45,103,697)	(16,793,678)
Charge for the period/year	(14,154,000)	(28,310,019)
Disposal / Written-off	4,367	-
As of December 31/ June 30	(59,253,330)	(45,103,697)

Net carrying amount	99,126,670	113,296,534

(a)	All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

(b)	Depreciation is calculated to write down the cost of the assets to their residual values on a straight line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Computer system and equipment	10% - 20%

(c)	The depreciation for the six months ended December 31, 2024 is RM 14,154,000 (December 31, 2023 (restated): RM 10,414,013).